Impact of Coronavirus outbreak	12 Months Ended
Aug. 31, 2020
Impact of Coronavirus outbreak
Impact of Coronavirus outbreak

23.Impact of Coronavirus outbreak

On March 11, 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID‑19”) as a global pandemic, which continues to spread throughout Canada and around the world.

As of the date of this report, the Company did experience a disruption while they temporarily closed their offices. Employees who were previously working remotely are now back in the offices. The Company has obtained new contracts during the global pandemic and continues to collect its receivables from the majority of its customers with few changes to its collection terms. The Company has claimed the Canada Emergency Wage Subsidy, has benefited from the Canada Emergency Commercial Rent Assistance program from its landlord, and has drawn a government assistance loan (note 15).

The Company will continue to actively monitor the impact of COVID‑19 and may take further actions that alter business operations as may be required by government authorities, or that are determined to be in the best interest of the Company’s employees, customers, suppliers and stakeholders. The full extend of the impact of COVID‑19 on the Company’s business, operations and financial results will depend on evolving factors that the Company cannot accurately predict.